Note 6 - Short-term investments	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Other Assets Disclosure [Text Block]

6. Short-term investments:

As of June 30, 2026, the Company held one zero-coupon U.S. treasury bill (the “Bill”) with a face value of $19,928 at a cost of $19,567. As of December 31, 2025, the Company held one zero-coupon Bill with a face value of $19,394 at a cost of $19,226.